FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 5,400	$ 4,305
Disclosure of financial liabilities [line items]
Financial liabilities	35,905	29,317
Financial liabilities and other liabilities, excluding lease liabilities	39,745	33,120
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	501	931
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	39,244	32,189
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,171	846
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	239
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,229	3,220
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	2,719	3,158
Corporate borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,719	3,158
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	26,534	20,020
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	26,534	20,020
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	3,392	2,745
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,392	2,745
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,240	3,374
Financial Liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	501	931
Financial Liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial Liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,739	2,443
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,840	3,803
Lease liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,840	3,803
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,406	867
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,406	867
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	2,718	2,031
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,718	2,031
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,276	1,407
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,171	846
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	239
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 105	$ 322